Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2021	2022
	$	$

Office equipment	350	549
Laboratory equipment	1,009	1,499
Motor vehicles	108	99
Leasehold improvements	274	272

	1,741	2,419
Less: accumulated depreciation	(319)	(551)

Property and equipment, net	1,422	1,868

Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were $77, $61 and $232, respectively.